Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies [Abstract]
Commitments and Contingencies
Note 17. Commitments and Contingencies

The Bank has made arrangements with and has available from corresponding banks certain lines of credit to fund any necessary cash requirements. The Bank has $67,902 of Federal Home Loan Bank advances outstanding against its corresponding line of credit as of December 31, 2012. A specific class of commercial and residential mortgage loans, with a balance of $163,672 at December 31, 2012 and a specific group of securities available for sale with a lendable collateral value of $7,800 at December 31, 2012 were pledged to the FHLB as collateral. At December 31, 2012, the Bank had approximately $31,000 of available credit at the FHLB and $6,000 of secured lines of available credit granted from one of its correspondent banks.

In 2010, a former borrower filed two complaints in the Circuit Court of Washington County, VA, claiming that the Bank improperly handled the repossession and disposition of collateral from a warehouse in June/July 2008. The borrower also claims that the Bank acted as its business advisor and breached fiduciary duties owed to it in this capacity. One complaint seeks $700,000 in damages for an alleged conversion based solely on the repossession/disposition of collateral. The second complaint seeks $7,850,000 in damages for an alleged breach of fiduciary duty, violation of UCC Article 9, actual fraud, unjust enrichment, and business conspiracy. In response, the Bank filed demurrers to both complaints, both of which were granted in part and denied in part with leave granted to amend. The Borrower chose not to amend either complaint, opting instead to consolidate her remaining claims into one action. The borrower's remaining claims against the Bank are for violation of UCC Article 9, fraud, unjust enrichment of personal property, and conversion of personal property. No trial date has been set. The Bank disputes the allegations and believes that they are without merit. The Bank intends to defend itself vigorously.